Pension plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																																																																					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans Cash and cash equivalents	Dec. 31, 2012 Overfunded pension plans Accounts Receivable	Dec. 31, 2011 Overfunded pension plans Accounts Receivable	Dec. 31, 2012 Overfunded pension plans Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2011 Overfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2012 Overfunded pension plans Debt securities - Government bonds	Dec. 31, 2011 Overfunded pension plans Debt securities - Government bonds	Dec. 31, 2012 Overfunded pension plans Investment funds - Fixed Income	Dec. 31, 2011 Overfunded pension plans Investment funds - Fixed Income	Dec. 31, 2012 Overfunded pension plans Investment funds - Equity	Dec. 31, 2011 Overfunded pension plans Investment funds - Equity	Dec. 31, 2012 Overfunded pension plans International investments	Dec. 31, 2011 Overfunded pension plans International investments	Dec. 31, 2012 Overfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2011 Overfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2012 Overfunded pension plans Real estate	Dec. 31, 2011 Overfunded pension plans Real estate	Dec. 31, 2012 Overfunded pension plans Loans to Participants	Dec. 31, 2011 Overfunded pension plans Loans to Participants	Dec. 31, 2012 Overfunded pension plans Structured investments - Real estate funds	Dec. 31, 2011 Overfunded pension plans Structured investments - Real estate funds	Dec. 31, 2012 Overfunded pension plans Level 1	Dec. 31, 2011 Overfunded pension plans Level 1	Dec. 31, 2011 Overfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2012 Overfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2011 Overfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2012 Overfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2011 Overfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2012 Overfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2011 Overfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2012 Overfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2011 Overfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2012 Overfunded pension plans Level 1 International investments	Dec. 31, 2011 Overfunded pension plans Level 1 International investments	Dec. 31, 2012 Overfunded pension plans Level 2	Dec. 31, 2011 Overfunded pension plans Level 2	Dec. 31, 2012 Overfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2011 Overfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2012 Overfunded pension plans Level 3	Dec. 31, 2011 Overfunded pension plans Level 3	Dec. 31, 2010 Overfunded pension plans Level 3	Dec. 31, 2012 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2011 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2010 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2012 Overfunded pension plans Level 3 Real estate	Dec. 31, 2011 Overfunded pension plans Level 3 Real estate	Dec. 31, 2010 Overfunded pension plans Level 3 Real estate	Dec. 31, 2012 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2011 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2012 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2011 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2010 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2012 Underfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2012 Underfunded pension plans Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Accounts Receivable	Dec. 31, 2011 Underfunded pension plans Accounts Receivable	Dec. 31, 2012 Underfunded pension plans Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2011 Underfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2012 Underfunded pension plans Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Investment funds - Equity	Dec. 31, 2012 Underfunded pension plans International investments	Dec. 31, 2011 Underfunded pension plans International investments	Dec. 31, 2012 Underfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2012 Underfunded pension plans Real estate	Dec. 31, 2012 Underfunded pension plans Loans to Participants	Dec. 31, 2012 Underfunded pension plans Level 1	Dec. 31, 2011 Underfunded pension plans Level 1	Dec. 31, 2012 Underfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2011 Underfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2012 Underfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2012 Underfunded pension plans Level 1 International investments	Dec. 31, 2012 Underfunded pension plans Level 2	Dec. 31, 2011 Underfunded pension plans Level 2	Dec. 31, 2012 Underfunded pension plans Level 2 Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Level 2 Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2011 Underfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2012 Underfunded pension plans Level 2 Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Level 2 Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Level 2 Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Level 2 Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Level 2 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 2 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 2 International investments	Dec. 31, 2012 Underfunded pension plans Level 3	Dec. 31, 2010 Underfunded pension plans Level 3	Dec. 31, 2012 Underfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2010 Underfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2012 Underfunded pension plans Level 3 Real estate	Dec. 31, 2010 Underfunded pension plans Level 3 Real estate	Dec. 31, 2012 Underfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Underfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Underfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2012 Underfunded other benefits	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2012 Underfunded other benefits Cash and cash equivalents	Dec. 31, 2011 Underfunded other benefits Cash and cash equivalents	Dec. 31, 2012 Underfunded other benefits Level 1	Dec. 31, 2011 Underfunded other benefits Level 1	Dec. 31, 2012 Underfunded other benefits Level 1 Cash and cash equivalents	Dec. 31, 2011 Underfunded other benefits Level 1 Cash and cash equivalents	Dec. 31, 2012 Brazil item	Dec. 31, 2012 Brazil Overfunded pension plans Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Loans to Participants	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Fixed Income	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Fixed Income	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Equity	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Equity	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan International investments	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan International investments	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Structured investments	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds Minimum	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds Maximum	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Real estate	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Loans to Participants	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Loans to Participants	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan item	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Fixed Income	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Fixed Income	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Equity	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Equity	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan International investments	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan International investments	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Structured investments	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds Minimum	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds Maximum	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Real estate	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Loans to Participants	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Loans to Participants	Dec. 31, 2012 Brazil Underfunded pension plans	Dec. 31, 2012 Foreign Underfunded pension plans Fixed Income	Dec. 31, 2012 Foreign Underfunded pension plans Equity	Dec. 31, 2012 Foreign Underfunded pension plans PT Inco Equity
Pension plans
Number of asset classes																																																																																																																																						6
Number of Investments Committees that approves Investment Policy Statements																																																																																																																																						2
Target allocation (as a percent)																																																																																																																																									55.00%	56.00%	57.00%	25.00%	24.00%	1.00%	1.00%	6.00%	6.00%	6.00%	2.00%	10.00%	8.00%	8.00%	4.00%	4.00%	55.00%	55.00%	56.00%	24.00%	24.00%	1.00%	0.50%	4.00%	3.50%	3.50%	1.00%	10.00%	7.00%	6.00%	10.00%	10.00%		40.00%	60.00%	20.00%
Average nominal return (as a percent)																																																																																																																																																																									17.00%
Average nominal return term																																																																																																																																																																									7 years
Return target in 2013 (as a percent)																																																																																																																																							12.00%	12.00%										11.00%																11.00%
Number of options of asset classes mix																																																																																																																																																									4
Total		$ 6,179	$ 8,105		$ 2	$ 5	$ 15	$ 1,129	$ 1,508	$ 272	$ 560	$ 1,976	$ 2,134	$ 1,678	$ 2,292	$ 252	$ 539	$ 14	$ 13	$ 192	$ 194	$ 458	$ 482	$ 195	$ 345	$ 8	$ 21	$ 5,053	$ 6,420	$ 2	$ 5	$ 15	$ 1,128	$ 1,425	$ 1,976	$ 2,134	$ 1,678	$ 2,292	$ 252	$ 539	$ 14	$ 13	$ 273	$ 643	$ 1	$ 83	$ 272	$ 560	$ 853	$ 1,042		$ 192	$ 194		$ 458	$ 482		$ 195	$ 345		$ 8	$ 21		$ 6,514	$ 3,662		$ 89	$ 41	$ 4	$ 11	$ 1,585	$ 1,232	$ 511	$ 259	$ 993	$ 660	$ 2,018	$ 1,007	$ 922	$ 450	$ 4	$ 2	$ 43	$ 138	$ 207	$ 4,240	$ 1,805	$ 55	$ 17	$ 4	$ 11	$ 1,566	$ 1,231	$ 509	$ 33	$ 1,592	$ 439	$ 510	$ 74	$ 4	$ 1,886	$ 1,857	$ 34	$ 24	$ 19	$ 1	$ 511	$ 259	$ 484	$ 627	$ 426	$ 568	$ 412	$ 376	$ 2	$ 388		$ 43		$ 138		$ 207			$ 1	$ 1		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Funds not related to risk plans		(1,768)	(1,828)																																																													(910)
Fair value of plan assets at end of year		$ 4,411	$ 6,277	$ 5,585																																													$ 853	$ 1,042	$ 617	$ 192	$ 194	$ 128	$ 458	$ 482	$ 288	$ 195	$ 345	$ 182	$ 8	$ 21	$ 19	$ 5,604	$ 3,662	$ 4,645																																																		$ 388	$ 204	$ 43	$ 15	$ 138	$ 37	$ 207	$ 151	$ 1	$ 1	$ 1	$ 13
Percentage of asset classes mix in fixed income under option one	100.00%
Percentage of asset classes mix in fixed income under option two	80.00%
Percentage of asset classes mix in equities under option two	20.00%
Percentage of asset classes mix in fixed income under option three	65.00%
Percentage of asset classes mix in equities under option three	35.00%
Percentage of asset classes mix in equities under option four	60.00%
Percentage of asset classes mix in equities under option four	40.00%